INCOME TAXES (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2021	Apr. 30, 2021
Income Tax Disclosure [Abstract]
Loss before income tax benefit	$ 1,699,570	$ 256,348
Expected income tax benefit	(509,871)	(94,283)
Non-deductible expenses	0	0
Tax loss benefit not recognized for book purposes, valuation allowance	509,871	94,283
Total income tax	$ 0	$ 0